Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Capital stock	Treasury Shares	Legal reserve	Additional paid-in capital	Accumulated Deficit	Other comprehensive (loss) income	Total
Balance as of beginning of the year at Dec. 31, 2020	$ 248,278	$ (9,412)	$ 17,363	$ 284,257	$ (182,132)	$ (218,186)	$ 140,168
Treasury shares		(4,366)		(953)			(5,319)
Exercise of stock options		2,859					2,859
Long-term incentive plan cost		2,267		(2,267)
Net income (loss) for the year					106,453		106,453
Other comprehensive income items						68,976	68,976
Total comprehensive income (loss) for the year					106,453	68,976	175,429
Balance as of end of the year at Dec. 31, 2021	248,278	(8,652)	17,363	281,037	(75,679)	(149,210)	313,137
Treasury shares		(5,239)		3,162			(2,077)
Long-term incentive plan cost		1,025		(1,025)
Net income (loss) for the year					(80,224)		(80,224)
Other comprehensive income items						3,901	3,901
Total comprehensive income (loss) for the year					(80,224)	3,901	(76,323)
Balance as of end of the year at Dec. 31, 2022	248,278	(12,866)	17,363	283,174	(155,903)	(145,309)	234,737
Treasury shares		(4,020)		4,186			166
Exercise of stock options		11					11
Long-term incentive plan cost		5,320		(5,320)
Net income (loss) for the year					7,819		7,819
Other comprehensive income items						(139)	(139)
Total comprehensive income (loss) for the year					7,819	(139)	7,680
Balance as of end of the year at Dec. 31, 2023	$ 248,278	$ (11,555)	$ 17,363	$ 282,040	$ (148,084)	$ (145,448)	$ 242,594